Statement of Changes in Equity (Parentheticals)	12 Months Ended
Jun. 30, 2026 AUD ($) $ / shares shares
Statement of Changes in Equity [Abstract]
Subscriptions received | $	$ 2,661,900
Subscriptions shares received | shares	38,027,143
Par value per share | $ / shares	$ 0.07